ACQUISITIONS AND INVESTMENTS - Summary of Preliminary Purchase Price Allocation (Parenthetical) (Details)		Jan. 15, 2026 USD ($)		Sep. 30, 2025 EUR (€)
Schedule of Equity Method Investments [Line Items]
Contingent consideration | €				€ 1,000,000
Lyocon Acquisition [Member] | Level 3 [Member] | Nonrecurring [Member]
Schedule of Equity Method Investments [Line Items]
Convertible Notes measured at aggregate initial fair value		$ 1,422,000
Orbit [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination Subscription For Orbit Shares At Fair Value	[1]	12,968,437
percentage of variable earnout				10.00%
Contingent consideration		790,432	[2]	€ 790,432
Orbit [Member] | Level 1 [Member] | Nonrecurring [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination Subscription For Orbit Shares At Fair Value		$ 12,968,437

[1]	The subscription for Orbit shares was remeasured to its acquisition date fair value of $12,968,437 using the fair value of the underlying Common Stock into which the Orbit Preferred Obligation is settleable, which is a non-recurring Level 1 fair value input in the fair value hierarchy as it incorporates observable inputs.
[2]	In September 2025, Orbit acquired a risk-management software business branch from RegTech, which included contingent consideration that was assumed in the Orbit Change of Control. The contingent consideration consisted of a variable earnout equal to 10% of cash collections on commercial revenues of Orbit through September 30, 2028, capped at €1,000,000 (the "RegTech Contingent Consideration"). The RegTech Contingent Consideration was recognized at its acquisition-date fair value of $790,432 and is classified as a liability measured at fair value on the condensed consolidated balance sheet, with changes in the fair value of the contingent consideration recognized in change in fair value of contingent consideration on the condensed consolidated statements of operations and comprehensive loss. The fair value of the RegTech Contingent Consideration was determined using a Monte Carlo simulation approach based on forecasted collections of Orbit through September 30, 2028, which is a Level 3 fair value measurement within the fair value hierarchy due to the significant unobservable inputs, including projected collections and the discount rate. For additional information, refer to Note 7. Because RegTech is under the common control of the Company’s Executive Chairman and Co-CEO, the RegTech Contingent Consideration constitutes a related party transaction.